COMMITMENTS AND CONTINGENCIES - Employment Agreement (Details) - Employment Agreement - CEO - USD ($)	Jan. 24, 2025	Jan. 17, 2025	Mar. 31, 2024	Jan. 01, 2024	Oct. 29, 2021
COMMITMENTS AND CONTINGENCIES
Annual salary		$ 340,000	$ 250,000	$ 450,000	$ 450,000
Percentage of reduction CEO's annual base salary	(15.00%)				45.00%